Consolidated Balance Sheets (Parentheticals) - $ / shares			3 Months Ended
		Dec. 31, 2025	Mar. 31, 2026
Common shares, shares issued (in Shares)		1
Common shares, shares outstanding (in Shares)		1	297,993,837
Common shares, unlimited shares authorized		Unlimited
Old Xanadu convertible preferred shares, par value (in Dollars per share)	[1]
Old Xanadu convertible preferred shares, shares authorized (in Shares)	[1]	204,286,254	204,286,254
Old Xanadu convertible preferred shares, shares issued (in Shares)	[1]	199,930,069	199,930,069
Old Xanadu convertible preferred shares, shares outstanding (in Shares)	[1]	199,930,069	199,930,069
Previously Reported
Common shares, par value (in Dollars per share)
Common shares, shares issued (in Shares)		1
Common shares, shares outstanding (in Shares)		1
Common shares, unlimited shares authorized		Unlimited
Old Xanadu Common Shares
Common shares, par value (in Dollars per share)	[1]
Common shares, shares issued (in Shares)	[1]	55,964,876	55,964,876
Common shares, shares outstanding (in Shares)	[1]	55,964,876	55,964,876
Common shares, shares authorized (in Shares)	[1]	336,123,821	336,123,821
Common Class A
Common shares, par value (in Dollars per share)
Common shares, shares issued (in Shares)		255,226,928	255,226,928
Common shares, shares outstanding (in Shares)		255,226,928	255,226,928
Common shares, unlimited shares authorized		Unlimited	Unlimited
Common Class B
Common shares, par value (in Dollars per share)
Common shares, shares issued (in Shares)		43,284,436	43,284,436
Common shares, shares outstanding (in Shares)		43,284,436	43,284,436
Common shares, unlimited shares authorized		Unlimited	Unlimited

[1]	Old Xanadu convertible preferred shares and common shares have been retroactively recast after giving effect to the Reverse Recapitalization. Refer to Note 3 for additional information.